Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000017876 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017876 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017876 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000017876 | Technology
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000017877 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000017874 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000017874 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017874 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017874 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000017874 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017874 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000017874 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000017875 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017875 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017875 | Technology
Holdings [Line Items]
Percent of Net Asset Value	71.40%
C000017875 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000017879 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017879 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017879 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000017879 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000017879 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000017879 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017878 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000017878 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017878 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000017878 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000017878 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017878 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017878 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017873 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000017873 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000017873 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000017873 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000017873 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%